Summary of Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding
Beginning balance	8,670,108	9,489,285	11,145,118
Granted	8,374,550	3,909,973	665,700
Exercised	0	0	(1,051,717)
Forfeited or cancelled	(7,480,414)	(4,729,150)	(1,269,816)
Ending balance	9,564,244	8,670,108	9,489,285
Vested or expected to vest	9,346,554
Exercisable	870,508
Weighted average exercise price per share
Beginning balance	$ 6.73	$ 9.31	$ 8.8
Granted	$ 1.50	$ 5.63	$ 10.77
Exercised	$ 0	$ 0	$ 4.51
Forfeited or canceled	$ 6.31	$ 10.99	$ 9.59
Ending balance	$ 2.48	$ 6.73	$ 9.31
Vested or expected to vest	$ 2.50
Exercisable	$ 7.89
Weighted average remaining contractual term
Outstanding	9 years 1 month 21 days	7 years 10 months 28 days	6 years 7 months 21 days
Vested or expected to vest	9 years 1 month 17 days
Exercisable	6 years 2 months 16 days
Aggregate intrinsic value
Outstanding	$ 0	$ 0	$ 0
Vested or expected to vest	0
Exercisable	$ 0
Employees
Options Outstanding
Beginning balance	8,670,108	9,489,285	11,115,118
Granted	8,374,550	3,909,973	665,700
Exercised	0	0	(1,021,717)
Forfeited or cancelled	(7,480,414)	(4,729,150)	(1,269,816)
Ending balance	9,564,244	8,670,108	9,489,285
Vested or expected to vest	9,346,554
Exercisable	870,508
Non-employees
Options Outstanding
Beginning balance	0	0	30,000
Granted	0	0	0
Exercised	0	0	(30,000)
Forfeited or cancelled	0	0	0
Ending balance	0	0	0
Vested or expected to vest	0
Exercisable	0